UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	January 31
Date of reporting period:	July 31, 2026

REX-OspreyTM DOGE ETF and REX-OspreyTM SOL + Staking ETF (the “REX-OspreyTM ETFs”)

ITEM 1.(a).  Reports to Stockholders.

REX-OSPREY™ DOGE ETF Tailored Shareholder Report

semi annual shareholder report July 31, 2026 REX-OSPREY™ DOGE ETF ticker: DOJE (Listed on the Cboe BZX Exchange, Inc.)

This semi annual shareholder report contains important information about the REX-OSPREY™ DOGE ETF for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.rexshares.com/doje/. You can also contact us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-OSPREY™ DOGE ETF	$75	1.85%¹'²
¹	Annualized.
²	Gross expenses, excluding interest expense, would have been 1.50% for the six months ended July 31, 2026.

Sector Breakdown

Crypto Currencies
58.75%
Exchange Traded Products
39.40%
Money Market Fund
0.22%
Repurchase Agreement
-167.37%

Top Holdings
Dogecoin	58.75%
21Shares Dogecoin ETP	39.40%
First American Government Obligations Fund - Class X 3.583%	0.22%
Marex Repurchase Agreement 4.215% 8/5/26	-167.37%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/doje/.

Key Fund Statistics

(as of July 31, 2026)

Fund Net Assets	$12,107,946
Number of Holdings	4
Total Net Advisory Fee	$116,346
Portfolio Turnover Rate	10.32%

What did the Fund invest in?

(% of Net Assets as of July 31, 2026)

REX-OSPREY™ SOL + STAKING ETF Tailored Shareholder Report

semiannual Shareholder Report July 31, 2026 REX-OSPREY™ SOL + STAKING ETF ticker: SSK (Listed on the Cboe BZX Exchange, Inc.)

This semi annual shareholder report contains important information about the REX-OSPREY™ SOL + STAKING ETF for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.rexshares.com/ssk/. You can also contact us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-OSPREY™ SOL + STAKING ETF	$45	1.06%¹'²
¹	Annualized.
²	Gross expenses, excluding interest expense, would have been 0.75% for the six months ended July 31, 2026.

Sector Breakdown

Crypto Currencies
55.04%
Exchange Traded Products
43.15%
Money Market Fund
0.27%
Repurchase Agreement
-151.07%

Top Holdings
Solana	51.43%
CoinShares Physical Staked Solana	43.15%
JitoSOL (Liquid Staking Token on Solana)	3.62%
First American Government Obligations Fund - Class X 3.583%	0.27%
Marex Repurchase Agreement 4.215% 8/5/26	-151.07%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/ssk/.

Key Fund Statistics

(as of July 31, 2026)

Fund Net Assets	$69,358,065
Number of Holdings	5
Total Net Advisory Fee	$301,376
Portfolio Turnover Rate	6.73%

What did the Fund invest in?

(% of Net Assets as of July 31, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

REX-OSPREYTM SOL + STAKING ETF

REX-OspreyTM DOGE ETF

CONSOLIDATED FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended July 31, 2026 (unaudited)

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-Osprey™ SOL + Staking ETF

Consolidated Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Quantity	Value
43.15%	EXCHANGE TRADED PRODUCTS
	CoinShares Physical Staked Solana(A)	3,578,500	$29,930,574
	(Cost: $73,352,443)

55.04%	CRYPTO CURRENCIES(B)
	JitoSOL (Liquid Staking Token on Solana)(A)	26,452	2,507,366
	Solana(A)	488,702	35,670,600
	(Cost: $80,444,295)		38,177,966

0.27%	MONEY MARKET FUND
	First American Government Obligations Fund - Class X 3.583%(C)	187,157	187,157
	(Cost: $187,157)

98.47%	TOTAL INVESTMENTS		68,295,697
	(Cost: $153,983,895)
1.53%	Other assets, net of liabilities		1,062,368
100.00%	NET ASSETS		$69,358,065

(A)Non-income producing.

(B)All or a portion of these investments are a holding of the REX-Osprey™ SOL + Staking ETF (Cayman) Portfolio S.P. subsidiary.

(C)Effective 7 day yield as of July 31, 2026.

(151.07%	)	REPURCHASE AGREEMENTS(D)
		Broker	Interest Rate	Maturity Date	Cost	Value
		Marex Prime Services	4.215%	8/5/2026	$(104,782,590)	$(104,782,590)

(D)Repurchase agreements are agreements in which the Fund purchases securities from financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the amount invested by the Fund, plus any accrued interest.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-Osprey™ DOGE ETF

Consolidated Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Quantity	Value
39.40%	EXCHANGE TRADED PRODUCTS
	21Shares Dogecoin ETP(A)	2,143,200	$4,770,763
	(Cost: $14,445,621)

58.75%	CRYPTO CURRENCIES(B)
	Dogecoin(A)	101,910,030	7,113,320
	(Cost: $20,266,961)

0.22%	MONEY MARKET FUND
	First American Government Obligations Fund - Class X 3.583%(C)	26,224	26,224
	(Cost: $26,224)

98.37%	TOTAL INVESTMENTS		11,910,307
	(Cost: $34,738,806)
1.63%	Other assets, net of liabilities		197,639
100.00%	NET ASSETS		$12,107,946

(A)Non-income producing.

(B)All or a portion of these investments are a holding of the REX-OSPREY™ DOGE ETF (Cayman) Portfolio S.P. subsidiary.

(C)Effective 7 day yield as of July 31, 2026.

(167.37%	)	REPURCHASE AGREEMENTS(D)
		Broker	Interest Rate	Maturity Date	Cost	Value
		Marex Prime Services	4.215%	8/5/2026	$(20,264,558)	$(20,264,558)

(D)Repurchase agreements are agreements in which the Fund purchases securities from financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the amount invested by the Fund, plus any accrued interest.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Consolidated Statements of Assets and LiabilitiesJuly 31, 2026 (unaudited)

	REX-Osprey SOL + Staking	REX-Osprey DOGE
ASSETS
Investments at value(1) (Note 1)	$68,295,697	$11,910,307
Receivable for investments sold	105,914,964	20,483,555
TOTAL ASSETS	174,210,661	32,393,862

LIABILITIES
Repurchase agreements at value(2) (Note 1)	104,782,590	20,264,558
Interest payable	24,086	4,689
Accrued advisory fees	45,920	16,669
TOTAL LIABILITIES	104,852,596	20,285,916

NET ASSETS	$69,358,065	$12,107,946

Net Assets Consist of:
Paid-in capital	$151,845,631	$32,065,802
Distributable earnings (accumulated deficits)	(82,487,566)	(19,957,856)
Net Assets	$69,358,065	$12,107,946

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	7,000,000	1,875,000
Net Asset Value and Offering Price Per Share	$9.91	$6.46

(1)Cost of investments	$153,983,895	$34,738,806
(2)Cost of repurchase agreements	$104,782,590	$20,264,558

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Consolidated Statements of OperationsSix Months Ended July 31, 2026 (unaudited)

	REX-Osprey SOL + Staking	REX-Osprey DOGE
INVESTMENT INCOME
Staking rewards	$1,217,010	$—
Interest income	321,523	41,814
Investment income	624	—
Total investment income	1,539,157	41,814

EXPENSES
Investment advisory fees (Note 2)	301,376	116,346
Interest expense	125,208	26,840
Total expenses	426,584	143,186
Net investment income (loss)	1,112,573	(101,372)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(30,071,430)	(3,779,527)
Net change in unrealized appreciation (depreciation)	(6,031,404)	(3,346,527)
Net realized and unrealized gain (loss)	(36,102,834)	(7,126,054)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(34,990,261)	$(7,227,426)

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Consolidated Statement of Changes in Net Assets

	REX-Osprey SOL + Staking		REX-Osprey DOGE
INCREASE (DECREASE) IN NET ASSETS FROM	Six Months Ended July 31, 2026 (unaudited)	Period Ended January 31, 2026(1)	Six Months Ended July 31, 2026 (unaudited)	Period Ended January 31, 2026(2)
OPERATIONS
Net investment income (loss)	$1,112,573	$(3,626,498)	$(101,372)	$(43,792)
Net realized gain (loss)	(30,071,430)	(61,627,678)	(3,779,527)	(2,589,975)
Net change in unrealized appreciation (depreciation)	(6,031,404)	(78,173,266)	(3,346,527)	(19,481,971)
Increase (decrease) in net assets from operations	(34,990,261)	(143,427,442)	(7,227,426)	(22,115,738)

DISTRIBUTIONS TO SHAREHOLDERS
Distribution from earnings	(1,977,550)	(25,485,427)	—	—
Decrease in net assets from distributions	(1,977,550)	(25,485,427)	—	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,163,218	474,651,233	4,326,968	39,779,428
Shares redeemed	(13,500,998)	(188,074,708)	(1,021,711)	(1,633,575)
Increase (decrease) in net assets from capital stock transactions	(11,337,780)	286,576,525	3,305,257	38,145,853

NET ASSETS
Increase (decrease) during period	(48,305,591)	117,663,656	(3,922,169)	16,030,115
Beginning of period	117,663,656	—	16,030,115	—
End of period	$69,358,065	$117,663,656	$12,107,946	$16,030,115

(1) The Fund commenced operations on July 2, 2025.

(2) The Fund commenced operations on September 18, 2025.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-Osprey™ SOL + Staking ETF

Consolidated Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended July 31, 2026 (unaudited)		Period Ended January 31, 2026(1)
Net asset value, beginning of period	$14.71		$24.94

Investment activities
Net investment income (loss)(2)	0.14		(0.45)
Net realized and unrealized gain (loss)	(4.66)		(6.69)
Total from investment activities	(4.52)		(7.14)
Distributions
Net investment income	(0.28)		(3.09)
Total distributions	(0.28)		(3.09)
Net asset value, end of period	$9.91		$14.71

Total Return(3)	(30.92%)		(30.34%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.06	%(5)	7.80	%(6)
Net investment income (loss)	2.52%		(2.89%)
Portfolio turnover rate(3)	6.73%		145.57%
Net assets, end of period (000s)	$69,358		$117,664

(1)The Fund commenced operations on July 2, 2025.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Gross expenses, net of interest expense, would have been 0.75% for the six months ended July 31, 2026.

(6)Gross expenses, net tax expense, would have been 0.75% for the period ended January 31, 2026.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX-Osprey™ DOGE ETF

Consolidated Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended July 31, 2026 (unaudited)		Period Ended January 31, 2026(1)
Net asset value, beginning of period	$10.02		$25.00

Investment activities
Net investment income (loss)(2)	(0.06)		(0.03)
Net realized and unrealized gain (loss)	(3.50)		(14.95)
Total from investment activities	(3.56)		(14.98)
Net asset value, end of period	$6.46		$10.02

Total Return(3)	(35.55%)		(59.92%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.85	%(5)	1.50%
Net investment income (loss)	(1.31%)		(0.51%)
Portfolio turnover rate(3)	10.32%		15.77%
Net assets, end of period (000s)	$12,108		$16,030

(1)The Fund commenced operations on September 18, 2025.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Gross expenses, net of interest expense, would have been 1.50% for the six months ended July 31, 2026.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial StatementsJuly 31, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX-Osprey™ SOL + Staking ETF (“REX-Osprey SOL + Staking”) and REX-Osprey™ DOGE ETF (“REX-Osprey DOGE”) (collectively “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”), which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. REX-Osprey SOL + Staking commenced operations on July 2, 2025. REX-Osprey DOGE commenced operations on September 18, 2025.

The investment objectives of the Funds are as follows:

Fund	Objective
REX-Osprey SOL + Staking	Seeks investment results of the performance, before fees and expenses, of Solana ("SOL" or the "Reference Asset") plus staking rewards associated with the Reference Asset.
REX-Osprey DOGE	Seeks investment results of the performance, before fees and expenses, of Dogecoin ("DOGE" or the "Reference Asset").

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Consolidated Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

Security Valuation

The Funds record their investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. The Funds may engage one or more third-party vendors to value the Reference Assets. Such third-party vendors may obtain a price from the particular Reference Asset’s principal market and/or use other factors, such as volume and activity data, in determining a fair market value. The Funds may engage in reverse repurchase agreements on government securities, repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

Cryptocurrency, held in a Cayman Subsidiary, will be valued daily by an independent pricing agent (e.g., CF Benchmarks) based on aggregated trade data from multiple cryptocurrency-USD markets operated by major cryptocurrency exchanges and synchronized to the Valuation Time. This methodology used to calculate the price to value the cryptocurrency may not be deemed consistent with U.S. GAAP because it uses an amalgamated price from various markets and a trade weighted average pricing methodology.

For financial reporting purposes only, for each cryptocurrency with actively quoted prices in a principal market as of the close of Valuation Time, the quoted price is used as the fair value. When a quoted price in a principal market is not available, comparable data from active markets will be used. If neither a quoted

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

price nor comparable data is available, internal models or data will be used to estimate fair value. Assumptions used in any internal models, and the valuation methods used will be appropriate and consistent with market practice.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security.

When the Funds use fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of July 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
REX-Osprey SOL + Staking
Assets:
Exchange Traded Products	$29,930,574	$—	$—	$29,930,574
Crypto Currencies	38,177,966	—	—	38,177,966
Money Market Fund	187,157	—	—	187,157
	$68,295,697	$—	$—	$68,295,697

Other Financial Instruments:
Repurchase Agreements	$—	$(104,782,590)	$—	$(104,782,590)

REX-Osprey DOGE
Assets:
Exchange Traded Products	$4,770,763	$—	$—	$4,770,763
Crypto Currencies	7,113,320	—	—	7,113,320
Money Market Fund	26,224	—	—	26,224
	$11,910,307	$—	$—	$11,910,307

Other Financial Instruments:
Repurchase Agreements	$—	$(20,264,558)	$—	$(20,264,558)

Refer to the Funds’ Consolidated Schedule of Investments for a listing of the securities by type and sector. None of the Funds held any Level 3 securities at any time during the six months ended July 31, 2026.

Staking Information

The Funds may seek to generate income and potential capital appreciation through staking the Reference Asset. Staking generally involves committing the Reference Asset to participate in the applicable blockchain network’s delegated proof-of-stake validation process. In return, the holder may receive staking

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

rewards in the form of the Reference Asset, which represent a portion of the network’s transaction fees and inflationary issuances. Each Fund directs the custodian that holds the Reference Asset (the “Crypto Custodian”) to delegate an amount of the Fund’s Reference Asset holdings, as determined by the advisor, to one or more validators for staking. Although the Funds generally intend to stake a significant portion of their Reference Asset holdings, all holdings may not be staked at all times due to liquidity needs or other factors as determined by the advisor. Staked Reference Assets remain in the possession and control of the Crypto Custodian. Staking rewards, which are paid in the Reference Asset and may be subject to bonding or lock-up periods, may be earned in connection with staking activities. The Funds pay fees to the Crypto Custodian and the applicable validator or validators for staking services. The advisor does not retain any portion of staking rewards and all rewards, net of any applicable fees paid to the Crypto Custodian and validators, are allocated to the Funds.

The Funds may also earn staking rewards by investing in liquid staking protocols. Liquid staking protocols provide a freely tradable digital token (“Liquid Staking Token”) that represents the Reference Asset deposited with the protocol for staking. Liquid Staking Tokens allow holders to receive the benefits of staking without the illiquidity typically associated with locked or bonded Reference Assets. Generally, a Liquid Staking Token represents the amount of the Reference Asset deposited with the protocol together with any rewards earned through staking. Staking rewards may be reflected either through an increase in the value of the Liquid Staking Token relative to the Reference Asset (reward-bearing tokens) or through an increase in the quantity of tokens held while maintaining a relatively stable value relative to the Reference Asset (rebasing tokens). Liquid Staking Tokens may generally be sold for cash. While Liquid Staking Tokens typically do not have direct fees, fees may be charged by the staking protocol for staking the underlying Reference Asset or for unwrapping the Liquid Staking Token.

Staking Rewards — REX-Osprey SOL + Staking

REX-Osprey SOL + Staking participates as a delegator in SOL staking by entering into staking arrangements directly with third-party blockchain validators. REX-Osprey SOL + Staking retains control of its SOL throughout the staking process, and the delegation of SOL for staking purposes does not constitute a sale, transfer, or other derecognition event, as control of the SOL is not transferred to the validators. Accordingly, the staked SOL is not derecognized under ASC Topic 610-20, Other Income—Gains and Losses from

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

the Derecognition of Nonfinancial Assets, or ASC Topic 350-60, Intangibles—Goodwill and Other—Crypto Assets.

Staking rewards are earned based on validation activity performed by the validators over discrete protocols periods (“epochs”) and are recognized as investment income at epoch end, when the protocol has finalized the rewards amount and the rewards are credited to a wallet controlled by REX-Osprey SOL + Staking. Staking rewards are measured at fair value at epoch end using the fair value pricing in accordance with REX-Osprey SOL + Staking’s fair value pricing policy, which is based on a composite pricing index derived from observable market inputs.

Although REX-Osprey SOL + Staking engages directly with validators, it does not control the underlying block validation activities or the determination of rewards under the Solana protocol. Validator commissions and related staking fees are deducted from staking rewards by the protocol or validators prior to crediting the net rewards to REX-Osprey SOL + Staking. Accordingly, staking income is recorded on a net basis, reflecting the net amount of SOL received by REX-Osprey SOL + Staking.

In certain instances, validators may collect on chain staking related fees in excess of the agreed upon commission rate. When this occurs, the excess amounts are rebated to REX-Osprey SOL + Staking by the validator periodically. Such rebate amounts are credited directly to a wallet controlled by REX-Osprey SOL + Staking. Validator rebates are recorded in the same manner as staking rewards and are recognized as investment income when earned and determinable, consistent with REX-Osprey SOL + Staking’s staking reward recognition policy. Rebates are measured at fair value upon receipt using the REX-Osprey SOL + Staking’s fair value pricing policy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Each Fund will recognize income from staking rewards when the amount of staking rewards to which a Fund is entitled becomes known or calculable. Staking rewards will be included in a Fund’s net asset value calculation on the day the staking reward is included on the Fund’s transaction reports if such transaction reports are received prior to 4 PM ET.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

For the period of July 2, 2025, through August 31, 2025, REX-Osprey SOL + Staking was treated as a regular C-corporation for U.S. federal income tax purposes and not as a regulated investment company like most mutual funds and exchange traded funds. Accordingly, all distributions to shareholders during that period will be treated as dividend income to the extent paid from the Funds’ earnings and profits (as determined for U.S. federal income tax purposes) and will be currently taxed as such unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals from such arrangements generally will be taxed.

Since September 1, 2025, for REX-Osprey SOL + Staking, and since inception for REX-Osprey DOGE, each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Each Fund uses a subsidiary that is wholly-owned and controlled by its respective Fund. For REX-Osprey SOL + Staking, that subsidiary is the REX-OspreyTM SOL + Staking (Cayman) Portfolio S.P. (the “SOL Subsidiary”); and for REX-Osprey DOGE, that subsidiary is the REX-OspreyTM DOGE (Cayman) Portfolio S.P. (the “DOGE Subsidiary”); (each, a “REX-OspreyTM Subsidiary”). Each REX-OspreyTM

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended July 31, 2026, there were no such reclassifications.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank National Association (the “ETF Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
REX-Osprey SOL + Staking	25,000	$300	$247,750
REX-Osprey DOGE	25,000	300	161,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Consolidated Statements of Assets and Liabilities, when applicable.

Consolidation of Subsidiary

Neither of the Funds will invest directly in the Reference Asset or any other digital assets. Rather, each Fund seeks to gain exposure through investments

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

in subsidiaries organized under the laws of the Cayman Islands. Each of the Funds may invest up to 25% of its total assets in its respective subsidiary. The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Financial Highlights of each Fund include the accounts of its respective subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for each Fund. Each subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Funds’ prospectus and statement of additional information. Each subsidiary will generally invest in the Reference Asset. The inception date of the SOL Subsidiary was July 2, 2025. The inception date of the DOGE Subsidiary was September 18, 2025.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Funds’ investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds,

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REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of each Fund’s daily net assets, at the annualized rate of:

Fund	Advisory Fee Rate
REX-Osprey SOL + Staking	0.75%
REX-Osprey DOGE	1.50%

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor provides trading and execution services to the Funds, and provides similar services to other investment companies and separately managed accounts, and acts as sub-Advisor to another exchange-traded fund managed by the Advisor that employs a similar investment strategy as the Funds.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on each Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum of $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as each Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Funds. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services (“U.S. Bancorp”) serves as each Fund’s fund accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

Custodians

Pursuant to a Custody Agreement with the Trust, U.S. Bank National Association (“ETF Custodian”) serves as ETF Custodian for the Funds and safeguards and holds the Funds’ cash and securities issued by ETFs and other non-Reference Asset securities, settles the Funds’ non-Reference Asset transactions and collects income on the Funds’ investments. For its services, the ETF Custodian is entitled to a fee. The Advisor pays these fees monthly.

Pursuant to a Custody Agreement with the Trust, Anchorage Digital Bank National Association (“Crypto Custodian”), serves as Crypto Custodian for the Funds and safeguards the Funds’ cash, holdings in the Reference Asset, and Liquid Staking Tokens ("LST"), settles the Funds’ Reference Asset and LST transactions and collects staking rewards.

Distributor

Foreside Fund Services, LLC serves as each Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended July 31, 2026, were as follows:

Fund	Purchases	Sales
REX-Osprey SOL + Staking	$5,636,890	$15,824,871
REX-Osprey DOGE	4,964,214	1,569,513

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid during the six months ended July 31, 2026, and the period ended January 31, 2026, were as follows:

	Six Months Ended July 31, 2026
	REX-Osprey SOL + Staking	REX-Osprey DOGE
Distributions paid from:
Ordinary income	$1,977,550	$—
	$1,977,550	$—

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

	Period Ended January 31, 2026
	REX-Osprey SOL + Staking	REX-Osprey DOGE
Distributions paid from:
Ordinary income	$25,485,427	$—
	$25,485,427	$—

As of July 31, 2026, the components of distributable earnings (accumulated deficits) were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
REX-Osprey SOL + Staking	$(896,164)	$4,096,796	$(85,688,198)	$(82,487,566)
REX-Osprey DOGE	(118,122)	2,988,765	(22,828,499)	(19,957,856)

Cost of securities for net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
REX-Osprey SOL + Staking	$153,983,895	$—	$(85,688,198)	$(85,688,198)
REX-Osprey DOGE	34,738,806	—	(22,828,499)	(22,828,499)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Six Months Ended July 31, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
REX-Osprey SOL + Staking	200,000	(1,200,000)	(1,000,000)
REX-Osprey DOGE	425,000	(150,000)	275,000

Period Ended January 31, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
REX-Osprey SOL + Staking	15,675,000	(7,675,000)	8,000,000
REX-Osprey DOGE	1,725,000	(125,000)	1,600,000

NOTE 6 – SECTOR RISK

If the Funds have significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2026, 55.04% and 58.75% of the value of the net assets of REX-Osprey SOL + Staking and REX-Osprey DOGE, respectively, were invested in the Reference Asset. As of July 31, 2026, 43.15% and 39.40% of the value of the net assets of REX-Osprey SOL + Staking and REX-Osprey DOGE, respectively, were invested in an asset that provides exposure to the Reference Asset.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Notes to Consolidated Financial Statements - continuedJuly 31, 2026 (unaudited)

Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Consolidated Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

At meetings held on March 10-11, 2026 (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX”), with respect to the REX-OspreyTM SOL + Staking ETF (“SSK”) and the REX-OspreyTM DOGE ETF (“DOJE”) (together, SSK and DOGE are the “REX ETFs”). The Board reflected on its discussions with the representatives from REX earlier in the Meeting regarding the manner in which each REX ETF is managed and the roles and responsibilities of REX under the Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the renewal of the Advisory Agreement and the response of REX to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services provided by REX, an expense comparison analysis for each REX ETF and comparable ETFs, and the Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by REX; (ii) the investment performance of each REX ETF and REX; (iii) the costs

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Supplemental Information (unaudited) - continued

of the services provided and profits realized by REX from the relationship with the REX ETFs; (iv) the extent to which economies of scale would be realized if each REX ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by REX to each REX ETF and its shareholders; (ii) presentations by management of REX addressing the investment philosophy, investment strategy, personnel and operations utilized in managing each REX ETF; (iii) information pertaining to the compliance structure of REX; (iv) disclosure information contained in the Trust’s registration statement and REX’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX, including financial information, personnel and the services provided by REX to each REX ETF, REX’s compliance program, current legal matters, and other general information; (ii) expenses of each REX ETF and comparative expense information for other ETFs with strategies similar to said REX ETF, prepared by an independent third party; (iii) the anticipated effect of size on each REX ETF’s performance and expenses; and (iv) benefits anticipated to be realized by REX from its relationship with the REX ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by REX

In this regard, the Board considered the responsibilities of REX under the Advisory Agreement. The Board reviewed the services provided by REX to the REX ETFs, including, without limitation, the processes of REX for assuring

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compliance with each REX ETF’s investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for the REX ETFs among the service providers; and the anticipated efforts of REX to promote each REX ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating REX; the education and experience of REX’s personnel; and information provided regarding REX’s compliance program, and its policies and procedures. After reviewing the foregoing and further information from REX, the Board concluded that the quality, extent, and nature of the services provided by REX, was satisfactory and adequate for the REX ETFs.

The investment performance of each REX ETF.

The Board noted that although SSK and DOJE had launched, no performance comparison information was available from Broadridge Financial Solutions (“Broadridge”), the independent third party, because each REX ETF had less than one year’s operating history as of December 31, 2025. The Board considered presentations from REX about each REX ETF’s performance since launch. The Board acknowledged REX’s statements about the additive nature of staking rewards to SSK’s performance, that each REX ETF seeks to provide shareholders with 1x spot crypto returns by investing directly in the specific crypto asset referenced in its name, and that each REX ETF does so uniquely through a registered fund structure. The Board also acknowledged REX’s statements that the relative value of the referenced crypto assets had declined in the most recent quarter end.

The costs of services provided and profits realized by REX from the relationship with the REX ETF

In this regard, the Board considered REX’s financial condition and its level of commitment to each REX ETF. The Board also considered the current assets and expenses of each REX ETF, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by REX. The Trustees considered the unitary fee structure paid to REX. The Board compared the unitary fee of each REX ETF to the advisory fees and net expense ratios of ETFs from its customized Morningstar category (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). The Trustees noted DOJE’s unitary fee was higher than the median gross and net advisory fees of its Category and Peer Group; and that DOJE’s unitary fee was higher than the median gross and net expense ratios of its Category and Peer Group, though substantially less than the highest among its Peer Group. The Trustees

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Supplemental Information (unaudited) - continued

noted that SSK’s unitary fee was lower than the median gross and net advisory fees of its Category, that SSK’s unitary fee was higher than the median gross and net advisory fee of its Peer Group, though substantially less than the highest among its Peer Group; that SSK’s unitary fee was equal to the median gross and net expense ratios of its Category; and that SSK’s unitary fee was higher than the median gross and net expense ratios of its Peer Group, and substantially less than the highest among its Peer Group. The Board observed that funds in each Peer Group did not invest in the same crypto assets. The Trustees acknowledged REX’s representation that the advisory fees are appropriate for an actively managed fund with a unique strategy such as each REX ETF. The Trustees also noted the complexity and high degree of difficulty required to implement each REX ETF’s strategy, especially the staking component for SOL. The Trustees also noted that REX does not manage any separate accounts with strategies similar to those of the REX ETFs. After further consideration, the Board concluded that the profitability and fees paid to REX were within an acceptable range in light of the services rendered by REX.

The extent to which economies of scale would be realized as each REX ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each REX ETF’s shareholders

The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as if each REX ETF grows. However, the Board noted that each REX ETF’s unitary fee structure limits its shareholders’ exposure to underlying operating expense increases. The Trustees acknowledged REX’s representations that its fee levels are appropriate for the unique services provided to each REX ETF.

Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the REX personnel assigned to the REX ETFs; the basis of decisions to buy or sell securities for the REX ETFs; and the substance and administration of the Code of Ethics and other relevant policies of REX. The Board also considered potential benefits for REX in managing the REX ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of REX to identify and mitigate potential conflicts of interest, as well as the benefits to be derived by REX from managing the REX ETFs were satisfactory.

FINANCIAL STATEMENTS | JULY 31, 2026

REX-OSPREYTM ETFS

Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the renewal of the Advisory Agreement for a one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 2, 2026

* Print the name and title of each signing officer under his or her signature.